Vessels, net (Details Narrative) $ in Thousands	2 Months Ended	5 Months Ended	6 Months Ended
	Mar. 01, 2021 USD ($)	Jun. 14, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)
Property, Plant and Equipment [Line Items]
Payments to Acquire Property, Plant, and Equipment			$ 3,165	$ 44,623
Ballast Water Treatment System And Exhaust Gas Cleaning System [Member]
Property, Plant and Equipment [Line Items]
Payments to Acquire Property, Plant, and Equipment			3,165	3,654
Ballast Water Treatment System And Exhaust Gas Cleaning System [Member] | Operating Vessels [Member]
Property, Plant and Equipment [Line Items]
Payments to Acquire Property, Plant, and Equipment			$ 3,102	$ 3,654
Nave Celeste [Member]
Property, Plant and Equipment [Line Items]
Vessel type	2003-built VLCC
Vessels capacity in DWT	298,717
Sale price	$ 23,523
Gain (Loss) on Disposition of Property Plant Equipment	$ 1,703
Nave Neutrino [Member]
Property, Plant and Equipment [Line Items]
Vessel type		2003-built VLCC
Vessels capacity in DWT		298,287
Sale price		$ 24,500
Gain (Loss) on Disposition of Property Plant Equipment		$ 6,172